FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Values Of Financial Assets And Liabilities Not Measured At Fair Value (details) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Total liabilities	$ (1,305,083)	$ (616,153)
Non-recurring fair value measurement
Disclosure of financial liabilities [line items]
Total liabilities	(387,582)	(284,049)
Non-recurring fair value measurement | Fair value
Disclosure of financial liabilities [line items]
Total liabilities	(539,481)	(414,316)
Level 3 | Non-recurring fair value measurement | Term loan
Disclosure of financial liabilities [line items]
Total liabilities	(210,000)	0
Level 3 | Non-recurring fair value measurement | Term loan | Fair value
Disclosure of financial liabilities [line items]
Total liabilities	(221,943)	0
2013 Notes | Level 1 | Non-recurring fair value measurement | Convertible notes
Disclosure of financial liabilities [line items]
Total liabilities	0	(114,280)
2013 Notes | Level 1 | Non-recurring fair value measurement | Convertible notes | Fair value
Disclosure of financial liabilities [line items]
Total liabilities	0	(116,581)
2019 Notes | Level 1 | Non-recurring fair value measurement | Convertible notes
Disclosure of financial liabilities [line items]
Total liabilities	(177,582)	(169,769)
2019 Notes | Level 1 | Non-recurring fair value measurement | Convertible notes | Fair value
Disclosure of financial liabilities [line items]
Total liabilities	$ (317,538)	$ (297,735)